Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Assets [Line Items]
Cash and cash equivalents		€ 45,055	€ 75,416
Current financial assets at fair value through profit or loss, classified as held for trading		123,821	141,042
Derivative financial assets held for trading		33,183	34,293
Equity instruments held at fair value through profit or loss, classified as held for trading		7,699	4,589
Debt instruments held for trading		31,947	28,569
Loans and advances to central banks held for trading		1,227	2,809
Loans and advances to banks held for trading	[1]	38,560	56,599
Loans and advances to customers held for trading assets		11,204	14,182
Financial assets at fair value through profit or loss, mandatorily measured at fair value		10,584	8,737
Equity instruments, mandatorily measured at fair value		9,646	7,963
Equity instruments, mandatorily measured at fair value		653	484
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value		285	290
Financial assets at fair value through profit or loss		856	955
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently		856	955
Financial assets at fair value through other comprehensive income		60,691	62,205
Investments in equity instruments designated at fair value through other comprehensive income		1,382	1,217
Debt securities at fair value through other comprehensive income		59,284	60,963
Loans and advances to credit institutions at fair value through other comprehensive income		25	26
Financial assets at amortised cost		481,213	451,732
Debt instruments held at amortised cost		58,450	49,462
Loans and advances to central banks		7,355	7,151
Loans and advances to central banks at amortised cost		21,604	17,477
Loans and advances to customers at amortised cost		393,803	377,643
Derivative financial assets held for hedging		1,212	1,482
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		(96)	(97)
Investments in subsidiaries, joint ventures and associates		964	976
Investments in joint ventures		92	93
Investments in associates		872	883
Insurance contracts issued that are assets		206	211
Tangible assets		9,650	9,253
Property, plant and equipment		9,404	9,046
Property plant and equipment for own use		8,494	8,295
tangible assets leased out under an operating lease		910	751
Investment property		245	207
Intangible assets and goodwill		2,379	2,363
Goodwill		760	795
Intangible assets other than goodwill		1,620	1,568
Tax assets		18,111	17,501
Current tax assets		3,323	2,860
Deferred tax assets		14,788	14,641
Other assets		4,017	2,859
Insurance contracts linked to pensions		0	0
Inventories		267	276
Rest other assets		3,750	2,583
Non-current assets or disposal groups classified as held for sale		871	923
Assets		759,534	775,558	[2]
Equity and Liabilities [Line Items]
Current financial liabilities at fair value through profit or loss, classified as held for trading		93,546	121,715
Derivative financial liabilities held for trading		31,321	33,045
Short positions held for trading		15,249	15,735
Deposits from central banks held for trading		4,518	6,397
Deposits from credit institutions held for trading	[3]	19,166	43,337
Customer deposits held for trading		23,291	23,201
Financial liabilities at fair value through profit or loss		14,935	13,299
Deposits from central banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0
Deposits from credit institutions at fair value		46	0
Customer deposits at fair value		953	717
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently		4,455	3,977
Other financial liabilities at fair value		9,481	8,605
Financial liabilities at amortised cost		565,752	557,589
Liabilities due to central banks		15,638	20,309
Deposits from banks		33,798	40,039
Deposits from customers at amortised cost		430,984	413,487
Debt Securities at amortized cost		69,061	68,707
Other financial liabilities		16,271	15,046
Derivative financial liabilities held for hedging		2,525	2,625
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0
Insurance contracts issued that are liabilities		11,520	12,110
Provisions		4,658	4,924
Provisions for employee benefits		2,434	2,571
Other long term employees benefits		407	435
Legal proceedings provision		773	696
Provisions commitments and guarantees given		653	770
Other provisions	[4]	392	452
Tax liabilities		3,050	2,554
Current tax liabilities		718	878
Deferred tax liabilities		2,332	1,677
Other liabilities		6,457	5,477
Liabilities included in disposal groups classified as held for sale		0	0
Liabilities		702,443	720,293
Shareholders equity		69,656	67,955
Issued capital		2,824	2,861
Additional paid-in capital		2,824	2,861
Unpaid capital which has been called up		0	0
Share premium		19,184	19,769
Equity instruments issued other than capital		0	0
Other equity interest		32	40
Retained earnings		40,895	36,237
Revaluation surplus		0	0
Other reserves		1,833	2,015
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(231)	(237)
Other reserves other		2,063	2,252
Treasury shares		106	34
Profits or losses attributable to owners of the parent		4,994	8,019
Interim dividends		0	(951)
Accumulated other comprehensive income		(16,416)	(16,254)
Items that will not be reclassified to profit or loss		(2,027)	(2,105)
Actuarial gains or losses on defined benefit pension plans		(1,112)	(1,049)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates (not reclassified)		0	0
Other comprehensive income, net of tax, change in fair value of equity instruments measured at fair value with changes in other comprehensive income		(960)	(1,112)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss		0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		45	55
Items that may be reclassified to profit or loss		(14,389)	(14,148)
Hedge of net investments in foreign operations effective portion that may be reclassified to profit or loss		(2,489)	(2,498)
Foreign currency translation that may be reclassified to profit or loss		(11,286)	(11,419)
Hedging derivatives cash flow hedges effective portion that may be reclassified to profit or loss		219	133
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss		(833)	(357)
Hedging instruments non-designated items that may be reclassified to profit or loss		0	0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates		0	(8)
Non-controlling interests		3,851	3,564
Accumulated other comprehensive income non controlling interest		(2,947)	(3,321)
Other non controlling interest items		6,798	6,885
Adjusted initial balance		57,091	55,265
Equity and liabilities		€ 759,534	€ 775,558

[1]	(1) The variation is mainly due to the evolution of "Reverse repurchase agreement" and the evolution of "Repurchase agreement" mainly due to BBVA, S.A.
[2]
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for year 2023 have been revised, which has not affected the consolidated financial information of the Group.

[3]	(1) The variation is mainly due to the evolution of "Reverse repurchase agreement" and the evolution of "Repurchase agreement" mainly due to BBVA, S.A.
[4]	(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.